Basis of Financial Presentation and Summary of Significant Accounting Policies - Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Minimum									4.50%
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Maximum									7.50%
Issuance of common stock (in shares)									61,101	67,274	9,272,795
Antidilutive securities excluded from weighted average number of shares outstanding									332,103	127,078	100,898
Preferred Stock Deemed Dividend from Beneficial Conversion Feature											$ (0.75)
Numerator: [Abstract]
Net income (loss)	$ 15,904	$ 5,520	$ (4,466)	$ (5,008)	$ 1,605	$ 678	$ (2,289)	$ (1,926)	$ 11,950	$ (1,932)	$ (9,477)
Deemed dividend related to the beneficial conversion feature									0	0	(11,894)
Net income (loss) attributable to AV Homes common stockholders									$ 11,950	$ (1,932)	$ (21,371)
Denominator: [Abstract]
Basic weighted average shares outstanding (in shares)									22,010,201	21,945,491	15,935,701
Diluted weighted average shares outstanding (in shares)									22,130,384	21,945,491	15,935,701